Short-Term Bank Loans (Details)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 19, 2025 USD ($)	Mar. 19, 2025 CNY (¥)	Mar. 13, 2025 USD ($)	Mar. 13, 2025 CNY (¥)	Mar. 11, 2025 USD ($)	Mar. 11, 2025 CNY (¥)	Jan. 08, 2025 USD ($)	Jan. 08, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 25, 2024 USD ($)	Sep. 25, 2024 CNY (¥)	Aug. 30, 2024 USD ($)	Aug. 30, 2024 CNY (¥)	Aug. 24, 2024 USD ($)	Aug. 24, 2024 CNY (¥)	Jul. 08, 2024 USD ($)	Jul. 08, 2024 CNY (¥)	Jun. 07, 2024 USD ($)	Jun. 07, 2024 CNY (¥)	May 17, 2024 USD ($)	May 17, 2024 CNY (¥)	Apr. 24, 2024 USD ($)	Apr. 24, 2024 CNY (¥)	Mar. 18, 2023 USD ($)	Mar. 18, 2023 CNY (¥)
Short-Term Bank Loans [Line Items]
Loan amount	$ 689,018		¥ 5,000,000	$ 137,804	¥ 1,000,000	$ 1,171,331	¥ 8,500,000	$ 275,607	¥ 2,000,000	$ 413,411	¥ 3,000,000			$ 712,494	¥ 5,000,000	$ 1,211,240	¥ 8,500,000	$ 427,497	¥ 3,000,000	$ 427,497	¥ 3,000,000	$ 712,494	¥ 5,000,000	$ 284,998	¥ 2,000,000	$ 1,211,240	¥ 8,500,000
Annual interest rate																												5.00%	5.00%
Fixed interest rate						4.20%	4.20%	5.20%	5.20%	4.20%	4.20%	5.20%	5.20%			4.20%	4.20%			4.20%	4.20%			4.20%	4.20%	4.30%	4.30%
Weighted average annual interest rate	3.97%	5.87%	3.97%
Interest expense	$ 145,354	$ 58,590
Beijing Shichuang Tongsheng Financing [Member]
Short-Term Bank Loans [Line Items]
Loan amount	413,411		¥ 3,000,000
Bank of Nanjing [Member]
Short-Term Bank Loans [Line Items]
Loan amount												$ 142,499	¥ 1,000,000															$ 284,998	¥ 2,000,000
Beijing Zhongguancun Technology [Member]
Short-Term Bank Loans [Line Items]
Loan amount	689,018		5,000,000
Beijing Yizhuang Guoji Financing [Member]
Short-Term Bank Loans [Line Items]
Loan amount	137,804		1,000,000
Bank of Zheshang [Member]
Short-Term Bank Loans [Line Items]
Loan amount	1,171,331		8,500,000
Board of Directors Chairman [Member]
Short-Term Bank Loans [Line Items]
Loan amount	$ 137,804		¥ 1,000,000